9 Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of related party transactions
	Balances at December 31, 2020				Balances at December 31, 2019
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		6,354	14,509	20,863		4,257	4,557	8,814
Inventories		35,998		35,998		17,242		17,242
Dividends and interest on capital			165	165			3,074	3,074
Total assets		42,352	14,674	57,026		21,499	7,631	29,130

Liabilities
Current
Trade payables	33,100	601,203	9,641	643,944	12,402	133,759	9,819	155,980
Payable notes					58			58
Other payables		478	119	597		1,420	136	1,556

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,222,493	3,222,493			2,395,887	2,395,887
Total liabilities	33,100	601,681	3,232,253	3,867,034	12,460	135,179	2,405,842	2,553,481

	Year ended December 31, 2020				Year ended December 31, 2019				Year ended December 31, 2018
	Novonor and				Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		182,521	326,825	509,346		665,417	588,785	1,254,202		1,225,443	736,192	1,961,635
Purchases of raw materials, finished goods
services and utilities	(133,127)	(14,566,840)	(20,350)	(14,720,317)	(293,501)	(12,584,453)	(10,738)	(12,888,692)	(460,480)	(15,540,144)	(3,800)	(16,004,424)
Financial income (expenses), net	(452)	(3,810)	(818)	(5,080)	(96)	(5)	(10,967)	(11,068)		(49)	(106,516)	(106,565)
Other income (expenses)					(34,873)			(34,873)	4,214			4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(46,738)	(46,738)			(50,889)	(50,889)			(48,514)	(48,514)

Schedule of key management personnel

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Fiscal Council, and the Statutory Executive Board, recorded in the profit or loss for the year, are shown as follows:

Statement of profit or loss transactions	2020	2019	2018
Remuneration
Short-term benefits	74,943	70,366	60,922
Post-employment benefit	961	1,104	989
Long term incentive plan	7,456	14,724	4,404
Total	83,360	86,194	66,315